Borrowings - Summary of borrowings by Company (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Amount	$ 6,440,840	$ 12,537,853
Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	13,836	3,260,682
Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 6,427,004	$ 9,277,171